Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Schedule of deferred tax recovery
($000s)	2020	2019

Deferred tax recovery	(800)	(697)
	(800)	(697)

Schedule of tax expense recognized in other comprehensive income or directly in equity
($000s)	2020	2019

Financing costs - recognized in statement of equity	(2,698)	(166)
Unrealized gain or loss on marketable securities - recognized in OCI	106	-
	(2,592)	(166)

Schedule of reconciliation of the effective rate of income tax
($000s)	2020	2019
Loss before income taxes	(15,742)	(12,310)
	26.58%	26.60%
Tax expense calculated
Using statutory rates	(4,184)	(3,274)
Non-deductible items	1,897	1,113
Difference in foreign tax rates	10	11
Change in deferred tax rates	1,217	(89)
Movement in tax benefits not recognized	(1,078)	(395)
Impact of true-up of prior year balances	27	-
Renouncement of flow-through expenditures	1,357	1,904
Other	(46)	33
Income tax recovery	(800)	(697)

Schedule of deferred income tax assets and liabilities
($000s)	December 31, 2020	December 31, 2019
Deferred income tax assets:
Property and equipment	258	68
Provision for reclamation liabilities	822	70
Financing costs	2,480	622
Non-capital loss carryforwards	28,664	25,347

Deferred income tax liabilities:
Mineral interests	(51,258)	(48,533)
Net deferred income tax liabilities	(19,034)	(22,426)

Schedule of unrecognized deferred tax assets
($000s)	December 31, 2020	December 31, 2019
Marketable securities	167	227
Loss carryforwards	742	869
Investment tax credits	1,481	1,481
Foreign tax credits	268	268
Mineral properties	153	200
Provision for reclamation liabilities	241	1,183

Schedule of income tax attributes
	($000s)	Expiry date
Canadian non-capital losses	107,611	2040
Canadian capital losses	2,571	Indefinite
Canadian tax basis of mineral interest	363,263	Indefinite

US non-capital losses	384	2040
US capital losses	1,641	2024
US tax basis of mineral interest	12,329	Indefinite